Operating profit (Tables)	12 Months Ended
Dec. 31, 2023
Operating profit
Schedule of other operating income and expense

	2023	2022	2021
	$m	$m	$m
Royalty income	107	59	62
Gains on disposal of intangible assets	251	104	513
Gains on disposal of investments in associates and joint ventures	–	–	776
Net gains/(losses) on disposal of other non-current assets	41	112	(4)
Update to the contractual relationships for Beyfortus (nirsevimab)	712	–	–
Other income[1]	393	439	453
Other expense	(164)	(200)	(308)
Other operating income and expense	1,340	514	1,492

1	Other income in 2023 includes $75m of income from Allergan Plc. in respect of the development of brazikumab (2022: $138m; 2021: $99m).

Schedule of restructuring costs

	2023	2022	2021
	$m	$m	$m
Cost of sales	109	266	722
Distribution expense	–	2	–
Research and development expense	212	111	223
Selling, general and administrative expense	207	405	338
Other operating income and expense	(61)	(67)	–
Total charge	467	717	1,283

	2023	2022	2021
	$m	$m	$m
Severance costs	57	187	217
Accelerated depreciation and impairment charges	68	135	371
Other[1]	342	395	695
Total charge	467	717	1,283

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of integrating systems, structure and processes as part of the PAAGR, costs relating to the Alexion acquisition, internal project costs and external service fees.

Schedule of net gains and losses on financial instruments included within operating profit

	2023	2022	2021
	$m	$m	$m
Gains/(losses) on forward foreign exchange contracts	42	150	(21)
Losses on receivables and payables	(260)	(203)	(42)
Total	(218)	(53)	(63)